Cash and cash equivalents (Details) - RUB (₽) ₽ in Thousands	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019	Dec. 31, 2018
Cash and cash equivalents
Petty cash	₽ 448	₽ 344
Bank balances	6,320,570	3,315,485
Call deposits	202,210	51,781
Total cash and cash equivalents	₽ 6,523,228	₽ 3,367,610	[1]	₽ 2,089,215	₽ 2,861,110

[1]	Certain amounts shown here do not correspond to the consolidated financial statements for the year ended December 31, 2020 and reflect adjustments made, refer to Note 8 (b).